Schedule of borrowings currency denominations (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Borrowings	$ 10,262	$ 12,681	$ 20,246
U s dollar member
IfrsStatementLineItems [Line Items]
Borrowings	$ 10,262	$ 12,681